Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 18, 2014
Class N | SSgA Dynamic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SSGA DYNAMIC SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	SSGA Dynamic Small Cap Fund (the “Fund”) seeks to maximize the total return through investment in equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense information has been restated to reflect current fees.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

		During the most recent fiscal year, the Fund’s turnover rate was 189% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the Fund's benchmark. The Fund may invest up to 20% of its net assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the Fund are comprised primarily of common stocks and may include initial public offerings of securities ("IPOs") as well as exchange-traded funds ("ETFs") for cash equitization purposes.

The Fund generally considers small cap companies to be companies with the capitalizations that, at the time of purchase, are within the range of the companies included in the Russell 2000® Index. As of August 31, 2014, the market capitalization range of the Russell 2000® Index was between $22 million and $4.5 billion.

To manage the Fund's portfolio, the Fund's Adviser employs a proprietary quantitative multi-factor stock-selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the Fund's investment universe in the order of their attractiveness as Fund investments.

The Fund's Adviser periodically rebalances the Fund's portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The Adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the Adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

		The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund's Adviser, in order to manage its cash. The Fund also may engage in active trading, which could reduce the returns of Fund shareholders investing through a taxable account, and the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.
  Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.
  Stock Market Risk. Stock values could decline generally or could under-perform other investments.
  Market Risk. The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the Fund's ability to achieve its investment objective. Any model used by the Fund might not perform as expected. A model, or data used by a model, might contain errors that are never detected or are detected only after the Fund has sustained a loss (or reduced performance) related to such errors.
  More Volatility than the Fund's Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000® Index, the Fund's strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.
  Small-Capitalization Securities. Small sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.
  Value Stocks. Certain stocks in which the Fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks may continue to be inexpensive and/or out of favor for long periods of time and they may take longer to, or may never realize the investment adviser's perception of their potential value.
  Unconstrained Sector Risk. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's shares to decrease, perhaps significantly.
  Counterparty Risk. The Fund's ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.
		Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the Fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods, and compares the Fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the Fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a Fund. The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the Fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods, and compares the Fund’s performance to the performance of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 647-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - SSGA Dynamic Small Cap Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Results (2004-2013)	Lowest Quarterly Results (2004-2013)	Year-to- Date Ended
September 30, 2009: 18.52%	December 31, 2008: (26.07)%	September 30, 2014: (5.60)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ending December 31, 2013:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Class N | SSgA Dynamic Small Cap Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	538
5 years	rr_ExpenseExampleYear05	990
10 years	rr_ExpenseExampleYear10	2,245
2004	rr_AnnualReturn2004	20.01%
2005	rr_AnnualReturn2005	5.68%
2006	rr_AnnualReturn2006	10.86%
2007	rr_AnnualReturn2007	(13.42%)
2008	rr_AnnualReturn2008	(37.72%)
2009	rr_AnnualReturn2009	11.04%
2010	rr_AnnualReturn2010	25.76%
2011	rr_AnnualReturn2011	4.53%
2012	rr_AnnualReturn2012	20.35%
2013	rr_AnnualReturn2013	44.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results (2004-2013)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results (2004-2013)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.07%)
1 Year	rr_AverageAnnualReturnYear01	44.65%	[3]
5 Years	rr_AverageAnnualReturnYear05	20.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.78%	[3]
Class N | SSgA Dynamic Small Cap Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	44.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	20.43%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.27%	[3]
Class N | SSgA Dynamic Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	16.80%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.46%	[3]
Class N | SSgA Dynamic Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%	[3]
5 Years	rr_AverageAnnualReturnYear05	20.08%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.07%	[3]

[1]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.85% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.